Income Taxes (Details) - Schedule of company’s federal and state net operating loss carryforwards $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Federal [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, Amount	$ 53,071
Operating loss carryforwards, Expiration Years
States Primarily California [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, Amount	$ 45,442
Operating loss carryforwards, Expiration Years